Note 34 Fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fee and commission income [Line Items]
Bills receivables	€ 13	€ 11
Demand Account	233	199
Credit and Debit Cards	1,610	1,181
Checks	81	64
Transfers and other payment orders	389	305
Insurance product commissions	128	109
Loan commitments given fee and commission income	123	111
Other Commitments And Financial Guarantees Given	200	178
Portfolio and other management fee income	610	607
Brokerage fee income	131	169
Custody securities income	91	78
Other fee and commission income	354	299
Fee and commission income	€ 3,964	€ 3,311